Form N-1A Supplement	Sep. 21, 2026
Range Nuclear Renaissance Index ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

EXCHANGE TRADED CONCEPTS TRUST

Range Nuclear Renaissance Index ETF (NYSE Arca Ticker: NUKZ)

(the “Fund”)

Supplement dated September 21, 2026, to the Fund’s currently effective

Summary Prospectus and Prospectus (collectively, the “Prospectuses”)

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with those documents.

Effective immediately, the third paragraph of the “Principal Investment Strategies” section is deleted in its entirety and restated as follows:

Companies eligible for inclusion based on their exposure to the Nuclear Industry are those companies that have publicly disclosed through regulatory filings (e.g., Form 10-K, 10-Q, 20-F, and 8-K filings), quarterly earnings reports, company presentations or official earnings conference call transcripts either that they currently provide or intend to provide or operate services in, to, or in connection with the Nuclear Industry and must have a minimum company level market capitalization of USD $100 million and a minimum 3-month average daily trading value of $1 million as of each selection date. Companies that have made such public announcements through regulatory filings or other official communications are included in the Index because such announcements are an indication of the significance of what the company has held out as its current or future activities. In any event, there can be no guarantee that a company’s activities in the Nuclear Industry will become significant for the company or that its economic fortunes will be tied to such activities in the future. In constructing the Index, Nuclear Companies are divided among four buckets (advanced reactor, utilities, construction and services, and fuel) and each bucket is capped as follows: 30% advanced reactor securities; 30% utilities securities; 35% construction and services securities; and 20% fuel securities. The components within each of these buckets are weighted according to the free-float market capitalization. A single security cap of 10% is applied for Pure Play securities and Pre-Revenue securities. Constituent weighting needs to accommodate the ability to trade a theoretical $2 billion portfolio while not exceeding an individual cap of four times their 3-month average daily trading value. Diversified securities are subject to a single security cap of 3%. Any single security that does not reach a 0.2% allocation is excluded. If a bucket or security cap is reached, excess weight is distributed proportionately among uncapped securities. No more than five securities in the Index have a weight over 4.75% and the aggregate weight of all components with a weight greater than 5% is capped at 49.5%.

Effective immediately, the last paragraph of the “Principal Investment Strategies” section is deleted in its entirety and restated as follows:

The Index is calculated and published by the Index Provider. The Index Provider is responsible for implementing the semi-annual rebalance and reconstitution and monitoring and implementing any adjustments, additions and deletions to the Index based on the index methodology and certain corporate actions, such as initial public offerings, mergers, acquisitions, bankruptcies, suspensions, de-listings, tender offers and spin-offs. The Index Provider is not affiliated with the Fund or the Adviser.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.